Property and Equipment, Net - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 29, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Net carrying value		$ 36,560,000	$ 45,055,000	$ 74,147,000
Proceed from sale of plant and equipment		5,600,000
Net loss recognized		784,000		1,200,000
Annual lease base rate			2,459,000	2,991,000
Lease right-of-use asset			3,100,000	5,000,000
Lease liability			3,258,000	5,300,000
Operating lease costs			2,097,000	$ 2,150,000
Disposal of property and equipment			0
Van Nuys Production Facility [Member]
Property, Plant and Equipment [Line Items]
Net carrying value	$ 4,800,000		$ 4,800,000
Proceed from sale of plant and equipment	6,200,000
Net loss recognized	$ 800,000
Lease term	5 years
Annual lease base rate	$ 300,000
Annual base rate increase percentage	3.00%
Lease right-of-use asset	$ 1,300,000
Lease liability	$ 1,300,000
Discount rate	12.50%
Operating lease costs		$ 100,000
Van Nuys Production Facility [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceed from sale of plant and equipment	$ 6,200,000
Lease term	5 years
Annual lease base rate	$ 300,000